Prepayments and other assets - Aging of loans receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Total past Due	¥ 26,346	¥ 38,460
Current	48,440	36,721
Total loans	74,786	75,181
1-29 days past Due
Financing Receivable, Past Due [Line Items]
Total past Due	2,109	26,945
30-89 days past Due
Financing Receivable, Past Due [Line Items]
Total past Due		2,538
90-179 days past Due
Financing Receivable, Past Due [Line Items]
Total past Due	5,434	2,482
Over 180 days past Due
Financing Receivable, Past Due [Line Items]
Total past Due	¥ 18,803	¥ 6,495